3. Loans (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Loans Details Narrative
Percentage of construction and land development loans in Bank's loan portfolio	10.00%
Percentage of single-family residential loans in Bank's loan portfolio	40.00%
Percentage of Single-family residential - Banco de la Gente stated income loans in Bank's loan portfolio	8.00%
Percentage of commercial real estate loans in Bank's loan portfolio	34.00%
Percentage of commercial loans in Bank's loan portfolio	11.00%
Accruing impaired loans	$ 27,600	$ 30,600
Interest income recognized on accruing impaired loans	1,300	1,500
Amount of performing TDR loans included	$ 335	$ 2,000